Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
This disclosure has been prepared in accordance with the SEC’s pay-versus-performance rules in Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect the value of compensation actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions. For a discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” section above.
The following table shows the information for the past five fiscal years of (i) the “Summary Compensation Table” (“SCT”) total compensation for our principal executive officer (“PEO”) and, on an average basis, our non-PEO NEOs; (ii) the “compensation actually paid” to our PEO and, on an average basis, our non-PEO NEOs (in each case, as determined in accordance with SEC rules); (iii) our total stockholder return; (iv) our peer group total stockholder return; (v) our net income; and (vi) our Adjusted EBITDA.
Pay-Versus-Performance Table

Year	SCT Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average SCT Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Adjusted EBITDA ($M)(6)
					Company Total Shareholder Return ($)(4)	Peer Group ($)(4)(5)
2025	9,266,330	21,639,897	2,633,015	4,913,749	203.71	109.97	207.6	471.3
2024	8,222,800	(1,867,673)	2,794,597	831,097	148.34	92.81	211.8	443.8
2023	16,613,200	22,231,884	3,647,608	4,661,216	215.41	91.50	267.1	425.2
2022	6,754,639	10,072,293	1,943,041	286,518	192.39	87.48	150.6	342.9
2021	8,418,659	13,139,273	3,292,294	4,992,770	181.84	109.45	139.9	289.8

(1)	The PEO and other NEOs for the applicable years were as follows:
•	2025: Mr. Rademacher (PEO); Ms. Sethna, Mr. Whitworth, Mr. Smyser, Mr. Grashoff, Mr. Shapiro (other NEOs)
•	2024: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Grashoff (other NEOs)
•	2023: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Bavaro, Richard Denness (other NEOs)
•	2022: Mr. Rademacher (PEO); Mr. Shapiro, Harriet Booker, Mr. Denness, Mr. Smyser (other NEOs)
•	2021: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Clifford Berman (other NEOs)
(2)	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEO and other NEOs is shown below:

	2025
	PEO	Average Non-PEO NEOs
Total Compensation from “2025 Summary Compensation Table”	$9,266,330	$2,633,015
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($6,500,050)	($1,755,038)
Year-end fair value of unvested awards granted in the current year	$10,527,372	$2,662,967
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$5,768,515	$1,052,017
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$2,577,729	$320,788
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$12,373,567	$2,280,733
Compensation Actually Paid (as calculated)	$21,639,897	$4,913,749

(3)
These numbers differ from those reported in 2025 as subsequent to that filing, an administrative error was discovered. The numbers in this filing represent a more accurate calculation of CAP for these individuals.

(4)
Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.

(5)	Our peer group for the total shareholder return calculation is the S&P Health Care Services Select Industry Index, which is the industry index used to show our performance in the 2025 Form 10-K.
(6)
Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for our company’s performance is Adjusted EBITDA. For these purposes, we define Adjusted EBITDA, which is a non-GAAP figure, as net income before net interest expense, income tax expense, depreciation and amortization, stock-based compensation expense, and restructuring, integration and other expenses.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The PEO and other NEOs for the applicable years were as follows:
•	2025: Mr. Rademacher (PEO); Ms. Sethna, Mr. Whitworth, Mr. Smyser, Mr. Grashoff, Mr. Shapiro (other NEOs)
•	2024: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Grashoff (other NEOs)
•	2023: Mr. Rademacher (PEO); Mr. Shapiro, Mr. Whitworth, Mr. Smyser, Mr. Bavaro, Richard Denness (other NEOs)
•	2022: Mr. Rademacher (PEO); Mr. Shapiro, Harriet Booker, Mr. Denness, Mr. Smyser (other NEOs)
•	2021: Mr. Rademacher (PEO); Mr. Shapiro, Ms. Booker, Mr. Denness, Clifford Berman (other NEOs)

Peer Group Issuers, Footnote
(5)	Our peer group for the total shareholder return calculation is the S&P Health Care Services Select Industry Index, which is the industry index used to show our performance in the 2025 Form 10-K.

PEO Total Compensation Amount	$ 9,266,330	$ 8,222,800	$ 16,613,200	$ 6,754,639	$ 8,418,659
PEO Actually Paid Compensation Amount	$ 21,639,897	(1,867,673)	22,231,884	10,072,293	13,139,273
Adjustment To PEO Compensation, Footnote
(2)	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEO and other NEOs is shown below:

	2025
	PEO	Average Non-PEO NEOs
Total Compensation from “2025 Summary Compensation Table”	$9,266,330	$2,633,015
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($6,500,050)	($1,755,038)
Year-end fair value of unvested awards granted in the current year	$10,527,372	$2,662,967
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$5,768,515	$1,052,017
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$2,577,729	$320,788
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$12,373,567	$2,280,733
Compensation Actually Paid (as calculated)	$21,639,897	$4,913,749

Non-PEO NEO Average Total Compensation Amount	$ 2,633,015	2,794,597	3,647,608	1,943,041	3,292,294
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,913,749	831,097	4,661,216	286,518	4,992,770
Adjustment to Non-PEO NEO Compensation Footnote
(2)	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEO and other NEOs is shown below:

	2025
	PEO	Average Non-PEO NEOs
Total Compensation from “2025 Summary Compensation Table”	$9,266,330	$2,633,015
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($6,500,050)	($1,755,038)
Year-end fair value of unvested awards granted in the current year	$10,527,372	$2,662,967
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$5,768,515	$1,052,017
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$2,577,729	$320,788
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$12,373,567	$2,280,733
Compensation Actually Paid (as calculated)	$21,639,897	$4,913,749

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2025 Performance Measures
In accordance with SEC rules, the following table lists the financial performance measures that, in our assessment, represent the most important financial performance measures used to link “compensation actually paid” to our NEOs to company performance for 2025, as further described in “Compensation Discussion and Analysis” above.
 Adjusted EBITDA
 Adjusted EBITDA Growth
 Cash Flow from Operations Growth
 Incentive EBITDA
 Revenue
 Revenue Growth
 Stock Price

Total Shareholder Return Amount	$ 203.71	148.34	215.41	192.39	181.84
Peer Group Total Shareholder Return Amount	109.97	92.81	91.5	87.48	109.45
Net Income (Loss)	$ 207,600,000	$ 211,800,000	$ 267,100,000	$ 150,600,000	$ 139,900,000
Company Selected Measure Amount	471,300,000	443,800,000	425,200,000	342,900,000	289,800,000
PEO Name	Mr. Rademacher	Mr. Rademacher	Mr. Rademacher	Mr. Rademacher	Mr. Rademacher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for our company’s performance is Adjusted EBITDA. For these purposes, we define Adjusted EBITDA, which is a non-GAAP figure, as net income before net interest expense, income tax expense, depreciation and amortization, stock-based compensation expense, and restructuring, integration and other expenses.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Incentive EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 7
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,373,567
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,500,050)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,527,372
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,768,515
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,577,729
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,280,733
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,755,038)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,662,967
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,052,017
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,788
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0